AMOUNTS PAYABLE AND OTHER LIABILITIES	12 Months Ended
Jul. 31, 2022
AMOUNTS PAYABLE AND OTHER LIABILITIES
6.	AMOUNTS PAYABLE AND OTHER LIABILITIES

	July 31, 2022	July 31, 2021
Amounts payable	$170,736	$24,423
Accrued liabilities	17,399	-
	$188,135	$24,423